(LOSS) INCOME PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Common stock capital shares reserved for future issuance for warrants	563,772,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive securities excluded from computation of diluted loss per share	563,772,000	120,000,000	374,340,730
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive securities excluded from computation of diluted loss per share	649,200,000	73,650,000	147,357,493
Contingently redeemable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive securities excluded from computation of diluted loss per share	797,062,785	1,959,339,839	0